Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 10 – RELATED PARTY TRANSACTIONS

Consulting agreement

As part of consulting agreements, a director provided consulting services to the Company. The Company incurred $64,615 and $184,615, in consulting fees to this director for the three and nine-month periods ended September 30, 2014, respectively. The Company incurred $64,615 and $73,846, in consulting fees to this director for the three and nine-month periods ended September 30, 2013, respectively.

Amounts payable under these agreements were $210,212 and $216,000, as of September 30, 2014 and December 31, 2013, respectively.

NOTE 10 – RELATED PARTY TRANSACTIONS

Consulting agreements

As part of consulting agreements, a director provided consulting services to the Company. The Company incurred $129,231, $0, and $417,231 in consulting fees to this director for the years ended December 31, 2013 and 2012 and from inception to December 31, 2013, respectively. Amounts payable under these agreements were $216,000 and $288,000 as of December 31, 2013 and 2012.